Supplementary cash flow information	12 Months Ended
Dec. 31, 2023
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [Text Block]

33. Supplementary cash flow information

(a) Other operating activities:

	Year ended December 31,
	2023	2022
Amortization of community agreements	$12,160	$5,129
Share based compensation paid	(5,817)	(6,647)
Changes in non-current assets	-	(1,577)
Share based compensation and change of control payments made upon acquisition of Copper Mountain	(6,743)	-
Loss on disposal of property, plant & equipment	7,521	-
Restructuring - Manitoba	-	(4,524)
Other	1,562	5,576
	$8,683	$(2,043)

(b) Change in non-cash working capital:

	Year ended December 31,
	2023	2022
Change in:
Trade and other receivables	$(70,343)	$88,482
Other financial assets/liabilities	(7,027)	11,977
Inventories	18,150	(13,032)
Prepaid expenses	16,392	(5,377)
Trade and other payables	(31,450)	2,449
Provisions and other liabilities	(18,866)	11,575
	$(93,144)	$96,074

(c) Non-cash transactions:

During the year ended December 31, 2023 and 2022, Hudbay entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

- Remeasurement of Hudbay's decommissioning and restoration liabilities led to a net increase in related property, plant and equipment assets of $20,595 (December 31, 2023 - a net decrease of $37,108), mainly related to changes to real discount rates associated with remeasurement of the liabilities.

- Property, plant and equipment included $21,401 (December 31, 2022 - $27,984) of capital additions related to the recognition of ROU assets and $14,198 of capital additions related to exploration and evaluation assets acquired through the acquisition of Rockcliff (note 6) (December 31, 2022 - nil). Property, plant and equipment and other assets include $17,335 of capital additions related to agreements with communities (December 31, 2022 - $39,240).